Note 3 - Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) $ in Thousands, $ in Millions												12 Months Ended
	Aug. 21, 2018 USD ($)	Aug. 21, 2018 CAD ($)	Jun. 22, 2018 USD ($)	Feb. 02, 2018 USD ($)	Aug. 14, 2017 USD ($)	Jun. 01, 2017 USD ($)	May 18, 2017 USD ($)	Dec. 23, 2016 USD ($)	Nov. 11, 2016 USD ($)	Oct. 12, 2016 USD ($)	Apr. 29, 2016 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)
Cash, net of cash acquired												$ 67,932	$ 111,867	$ 71,348
GOODWILL (Note 10)												378,178	350,148	263,113
Aljex Software, Inc. [Member]
Cash, net of cash acquired				$ 32,400								32,382
Common shares issued
Contingent consideration
Net working capital adjustments (receivable) / payable												(152)
Purchase price consideration												32,230
Current assets, excluding cash acquired												607
Other long-term assets
Current liabilities												(266)
Deferred revenue												(1,024)
Deferred income tax liability												(4,200)
Net tangible (liabilities) assets assumed												(4,883)
GOODWILL (Note 10)												18,903
Aljex Software, Inc. [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												5,300
Aljex Software, Inc. [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												12,400
Aljex Software, Inc. [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												280
Aljex Software, Inc. [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												230
Velocity Mail [Member]
Cash, net of cash acquired			$ 26,100									26,107
Common shares issued
Contingent consideration
Net working capital adjustments (receivable) / payable												(102)
Purchase price consideration												26,005
Current assets, excluding cash acquired												1,407
Other long-term assets												501
Current liabilities												(81)
Deferred revenue												(70)
Deferred income tax liability
Net tangible (liabilities) assets assumed												1,757
GOODWILL (Note 10)												8,448
Velocity Mail [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												7,800
Velocity Mail [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												7,600
Velocity Mail [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												100
Velocity Mail [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												300
PinPoint [Member]
Cash, net of cash acquired												9,443
Common shares issued												1,536
Contingent consideration												714
Net working capital adjustments (receivable) / payable												84
Purchase price consideration	$ 11,000	$ 14.4										11,777
Current assets, excluding cash acquired												599
Other long-term assets
Current liabilities												(511)
Deferred revenue												(574)
Deferred income tax liability												(2,077)
Net tangible (liabilities) assets assumed												(2,563)
GOODWILL (Note 10)												6,306
PinPoint [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												7,758
PinPoint [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired
PinPoint [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												207
PinPoint [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												69
The 2019 Acquisitions [Member]
Cash, net of cash acquired												67,932
Common shares issued												1,536
Contingent consideration												714
Net working capital adjustments (receivable) / payable												(170)
Purchase price consideration												70,012
Current assets, excluding cash acquired												2,613
Other long-term assets												501
Current liabilities												(858)
Deferred revenue												(1,668)
Deferred income tax liability												(6,277)
Net tangible (liabilities) assets assumed												(5,689)
GOODWILL (Note 10)												33,657
The 2019 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												20,858
The 2019 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												20,000
The 2019 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												587
The 2019 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												$ 599
ShipRush [Member]
Cash, net of cash acquired							$ 14,200						14,198
Common shares issued
Contingent consideration													1,233
Net working capital adjustments (receivable) / payable													88
Purchase price consideration													15,519
Current assets, excluding cash acquired													461
Current liabilities													(266)
Deferred revenue													(609)
Net tangible (liabilities) assets assumed													(414)
GOODWILL (Note 10)													8,603
ShipRush [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													2,400
ShipRush [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													4,710
ShipRush [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired
ShipRush [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													120
ShipRush [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													100
PCSTrac, Inc. [Member]
Cash, net of cash acquired						$ 11,500							11,492
Common shares issued
Contingent consideration
Net working capital adjustments (receivable) / payable													40
Purchase price consideration													11,532
Current assets, excluding cash acquired													467
Current liabilities													(10)
Deferred revenue
Net tangible (liabilities) assets assumed													457
GOODWILL (Note 10)													5,815
PCSTrac, Inc. [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													1,850
PCSTrac, Inc. [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													3,270
PCSTrac, Inc. [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired
PCSTrac, Inc. [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													60
PCSTrac, Inc. [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													80
MacroPoint LLC [Member]
Cash, net of cash acquired													86,177
Common shares issued					$ 20,000								20,000
Contingent consideration					80,000
Net working capital adjustments (receivable) / payable													163
Purchase price consideration					$ 106,200								106,340
Current assets, excluding cash acquired													2,127
Current liabilities													(1,693)
Deferred revenue													(5,787)
Net tangible (liabilities) assets assumed													(5,353)
GOODWILL (Note 10)													65,213
MacroPoint LLC [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													26,030
MacroPoint LLC [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													17,170
MacroPoint LLC [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired													290
MacroPoint LLC [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													570
MacroPoint LLC [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													2,420
The 2018 Acquisitions [Member]
Cash, net of cash acquired													111,867
Common shares issued													20,000
Contingent consideration													1,233
Net working capital adjustments (receivable) / payable													291
Purchase price consideration													133,391
Current assets, excluding cash acquired													3,055
Current liabilities													(1,969)
Deferred revenue													(6,396)
Net tangible (liabilities) assets assumed													(5,310)
GOODWILL (Note 10)													79,631
The 2018 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													30,280
The 2018 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													25,150
The 2018 Acquisitions [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired													290
The 2018 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													750
The 2018 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													$ 2,600
Pixie Software GmbH [Member]
Cash, net of cash acquired											$ 10,600			10,648
Contingent consideration
Net working capital adjustments (receivable) / payable														(26)
Purchase price consideration														10,622
Current assets, excluding cash acquired														500
Current liabilities														(523)
Deferred revenue														(78)
GOODWILL (Note 10)														6,705
Property and equipment														46
Deferred income tax asset
Deferred income tax liability														(1,870)
Income tax liability
Net tangible liabilities assumed														(1,925)
Pixie Software GmbH [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														1,375
Pixie Software GmbH [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														4,467
Pixie Software GmbH [Member] | Trade Names [Member]
Finite-lived intangible assets acquired
Pixie Software GmbH [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired
Appterra LLC [Member]
Cash, net of cash acquired										$ 5,700				5,703
Contingent consideration														700
Net working capital adjustments (receivable) / payable														(118)
Purchase price consideration														6,285
Current assets, excluding cash acquired														391
Current liabilities														(328)
Deferred revenue														(633)
GOODWILL (Note 10)														3,766
Property and equipment														21
Deferred income tax asset														18
Deferred income tax liability
Income tax liability
Net tangible liabilities assumed														(531)
Appterra LLC [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														1,840
Appterra LLC [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														1,160
Appterra LLC [Member] | Trade Names [Member]
Finite-lived intangible assets acquired
Appterra LLC [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														50
4Solututions Information Technology [Member]
Cash, net of cash acquired									$ 2,500					2,456
Contingent consideration
Net working capital adjustments (receivable) / payable														4
Purchase price consideration														2,460
Current assets, excluding cash acquired														257
Current liabilities														(182)
Deferred revenue														(164)
GOODWILL (Note 10)														1,351
Property and equipment														33
Deferred income tax asset
Deferred income tax liability														(443)
Income tax liability
Net tangible liabilities assumed														(499)
4Solututions Information Technology [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														910
4Solututions Information Technology [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														607
4Solututions Information Technology [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														91
4Solututions Information Technology [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired
Datamyne Inc [Member]
Cash, net of cash acquired								$ 52,500						52,541
Contingent consideration
Net working capital adjustments (receivable) / payable														(567)
Purchase price consideration														51,974
Current assets, excluding cash acquired														1,837
Current liabilities														(1,263)
Deferred revenue														(2,979)
GOODWILL (Note 10)														34,680
Property and equipment														87
Deferred income tax asset														3,281
Deferred income tax liability														(10,955)
Income tax liability														(694)
Net tangible liabilities assumed														(10,686)
Datamyne Inc [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														13,300
Datamyne Inc [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														12,500
Datamyne Inc [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														1,790
Datamyne Inc [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														390
2017 Acquisitions [Member]
Cash, net of cash acquired														71,348
Contingent consideration														700
Net working capital adjustments (receivable) / payable														(707)
Purchase price consideration														71,341
Current assets, excluding cash acquired														2,985
Current liabilities														(2,296)
Deferred revenue														(3,854)
GOODWILL (Note 10)														46,502
Property and equipment														187
Deferred income tax asset														3,299
Deferred income tax liability														(13,268)
Income tax liability														(694)
Net tangible liabilities assumed														(13,641)
2017 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														17,425
2017 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														18,734
2017 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														1,881
2017 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														$ 440